Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment

Note 11—Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Right-of-Use Assets	Total
	(EUR’000)
Cost
January 1, 2022	16,946	8,822	18,067	116,135	159,970
Additions	7,787	2,487	1,284	3,245	14,803
Disposals	(32)	(395)	—	(5,480)	(5,907)
Foreign exchange translation	243	289	779	5,566	6,877
December 31, 2022	24,944	11,203	20,130	119,466	175,743
Additions	2,580	503	228	7,547	10,858
Disposals	(383)	(57)	—	—	(440)
Transferred	504	(21)	(504)	—	(21)
Foreign exchange translation	(209)	(208)	(479)	(3,093)	(3,989)
December 31, 2023	27,436	11,420	19,375	123,920	182,151
Depreciation and impairment
January 1, 2022	(5,527)	(3,547)	(2,488)	(22,359)	(33,921)
Depreciation charge	(2,039)	(1,793)	(1,942)	(11,740)	(17,514)
Disposals	25	380	—	5,480	5,885
Foreign exchange translation	(43)	(63)	(67)	(925)	(1,098)
December 31, 2022	(7,584)	(5,023)	(4,497)	(29,544)	(46,648)
Depreciation charge	(2,569)	(1,899)	(2,085)	(11,875)	(18,428)
Impairment charge	(2,869)	(405)	(4,560)	—	(7,834)
Disposals	146	54	—	—	200
Foreign exchange translation	92	98	196	807	1,193
December 31, 2023	(12,784)	(7,175)	(10,946)	(40,612)	(71,517)
Carrying amount
December 31, 2022	17,360	6,180	15,633	89,922	129,095
December 31, 2023	14,652	4,245	8,429	83,308	110,634

The impairment charge for the year ended December 31, 2023, relates to change in planned activities at one of our R&D sites and is determined according to its estimated value in use.

Depreciation charges are specified below:

	2023	2022	2021
	(EUR’000)
Depreciation charges
Cost of sales (1)	2,509	1,245	252
Research and development costs	10,296	10,892	10,102
Selling, general and administrative expenses	5,623	5,377	4,592
Total depreciation charges	18,428	17,514	14,946
(1)
Cost of sales includes depreciation charges capitalized as part of inventories.